Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets	12 Months Ended
Dec. 31, 2024
Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets [Abstract]
Provision for credit losses, net of increase in guaranteed recoverable assets
21	Provision for credit losses, net of increase in guaranteed recoverable assets

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Home equity loans	(55,755,647)	57,110,646	(45,146,640)
Corporate loans	(24,693,114)	(31,271,295)	5,869,429
Debt securities	(10,565,475)	6,209,195	(545,807)
Guarantee liabilities	(145,049,258)	(149,512,430)	147,228,939
Interest and financing service fee receivables	7,947,030	5,020,090	(85,233,977)
Other assets	(9,968,399)	(64,839,204)	(127,388,384)
Total	(238,084,863)	(177,282,998)	(105,216,440)